Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Entity Central Index Key	0001759783
Entity File Number	001-39151
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	EHang Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11/F Building One, EHang Technology Park
Entity Address, Address Line Two	No. 29 Bishan Blvd
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510700
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	1424	1408
Auditor Location	Guangzhou, the People’s Republic of China	Shanghai, the People’s Republic of China
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Richard Jian Liu
Entity Address, Address Line One	11/F Building One, EHang Technology Park
Entity Address, Address Line Two	No. 29 Bishan Blvd
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510700
Entity Address, Country	CN
City Area Code	+86 20
Local Phone Number	2902 8899
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	EH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	116,455,947
Class A ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	77,429,387
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,026,560